UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 11,2011
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      174

Form 13F Information Table Value Total: 136209



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY



3M Company
Common
88579Y101
792
8467
Sole


Abbott Laboratories
Common
002824100
598
12200
Sole


Aberdeen Asia-Pac Prme Fd
Common
003009107
152
22000
Sole


Adams Express Co.
Common
006212104
1459
128406
Sole


AFLAC Inc.
Common
001055102
475
9000
Sole


Allergan Inc.
Common
018490102
249
3500
Sole


AllianceBernstein Incm Fd
Common
01881E101
4050
526624
Sole


Allstate Corporation
Common
020002101
216
6800
Sole


Alpine Global Dynamic Div
Common
02082E106
539
71050
Sole


Alpine Global Premier Prop Fd
Common
02083A103
1980
282405
Sole


Alpine Total Dynamic Div.
Common
021060108
5007
814082
Sole


Altria Group Inc
Common
02209S103
672
25800
Sole


Amazon.com Inc.
Common
023135106
721
4000
Sole


American Express Co.
Common
025816109
470
10400
Sole


Amgen Inc.
Common
031162100
518
9700
Sole


Apache Corporation
Common
037411105
262
2000
Sole


Apple Inc.
Common
037833100
2753
7900
Sole


AT&T Inc.
Common
00206R102
1656
54128
Sole


Bank of America Corp
Common
060505104
140
10521
Sole


Bank of New York Mellon Corp.
Common
064058100
321
10754
Sole


Becton Dickinson & Co.
Common
075887109
549
6900
Sole


Biogen Idec Inc.
Common
09062X103
294
4000
Sole


Blackrock Core Bond Tr
Shrs Ben Int
09249E101
262
21651
Sole


BlackRock Corporate Hi Yd
Common
09255L106
201
28028
Sole


BlackRock Credit Allocation In
Common
09255H105
978
99515
Sole


BlackRock Credit Allocation In
Common
09249V103
366
34759
Sole


BlackRock Debt Strat. Fd
Common
09255R103
548
137313
Sole


BlackRock Enhanced Gov't Fund
Common
09255K108
327
21067
Sole


Blackrock Income Opp
Common
092475102
215
23100
Sole


Blackrock Income Trus
Shrs Ben Int
09247F100
809
120363
Sole


Blackrock Intl Growth & Inc Tr
Shrs Ben Int
092524107
377
36893
Sole


BlackRock MuniAssets Fd
Common
09254J102
259
22900
Sole


Boeing Company
Common
097023105
311
4200
Sole


Bristol-Myers Squibb Co.
Common
110122108
661
25000
Sole


Calamos Global Dynamic Income
Common
12811L107
138
15904
Sole


Calamos Strategic Total Return
Common
128125101
2720
279538
Sole


Capital One Financial Corp.
Common
14040H105
260
5000
Sole


Cardinal Health Inc.
Common
14149Y108
409
9950
Sole


Caterpillar Inc
Common
149123101
590
5300
Sole


Chevron Corp
Common
166764100
1529
14232
Sole


Chubb Corp
Common
171232101
276
4500
Sole


Citigroup, Inc.
Common
172967101
389
88000
Sole


Claymore Dividend & Income Fd
Common
18385J105
200
11960
Sole


Clough Global Allocat. Fd
Common
18913Y103
521
32100
Sole


Coca-Cola Company
Common
191216100
1227
18500
Sole


Cognizant Tech Solutions
Common
192446102
326
4000
Sole


Colgate-Palmolive Co
Common
194162103
275
3400
Sole


Columbia Seligman Pm Tch Gr Fd
Common
19842X109
326
16838
Sole


Comcast Cl A
Common, Cl A
20030N101
493
19925
Sole


ConocoPhillips
Common
20825C104
1915
23974
Sole


Corning Inc.
Common
219350105
351
17000
Sole


CSX Corporation
Common
126408103
275
3500
Sole


CVS Caremark Corp.
Common
126650100
289
8430
Sole


Deere & Company
Common
244199105
775
8000
Sole


DIRECTV cl A
Common, Cl A
25490A101
562
12000
Sole


Dominion Resources Inc.
Common
25746U109
434
9700
Sole


Dow 30 Enhanced Prem & Inc
Common
260537105
1713
148934
Sole


Dow Chemical Company
Common
260543103
298
7900
Sole


Duff & Phelps Util Corp
Common
26432K108
496
45092
Sole


Duke Energy Corp.
Common
26441C105
461
25400
Sole


DuPont de Nemours & Co.
Common
263534109
786
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
1280
103738
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
1597
126245
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
5044
393414
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
5084
462205
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
2528
196257
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
2867
234056
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
1069
77249
Sole


Eli Lilly & Co.
Common
532457108
253
7200
Sole


EMC Corporation
Common
268648102
349
13148
Sole


Emerson Electric Co.
Common
291011104
614
10500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
3380
319443
Sole


Exelon Corp
Common
30161N101
268
6500
Sole


Express Scripts Inc
Common
302182100
300
5400
Sole


Exxon Mobil Corporation
Common
30231G102
3736
44411
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1487
97221
Sole


First Tr Str High Income Fd
Common
337347108
288
81716
Sole


First Trust Strat High Inc Fd
Common
33735C106
313
73001
Sole


First Trust Strategic II
Common
337353106
335
68100
Sole


Ford Motor Company
Common
345370860
403
27000
Sole


Franklin Resources, Inc.
Common
354613101
313
2500
Sole


Freeport-McMoRan Copper
Common
35671D857
958
17238
Sole


Gabelli Healthcare&Wellness
Common
36246K103
158
20594
Sole


Gap Inc.
Common
364760108
265
11700
Sole


General American Investors Co.
Common
368802104
1700
60000
Sole


General Dynamics Corp.
Common
369550108
398
5200
Sole


General Electric Co
Common
369604103
1422
70900
Sole


General Mills Inc.
Common
370334104
292
8000
Sole


Gilead Sciences Inc.
Common
375558103
340
8000
Sole


Goldman Sachs Group Inc
Common
38141G104
1189
7500
Sole


Google Inc
Common
38259P508
2070
3532
Sole


H.J. Heinz Company
Common
423074103
425
8700
Sole


Halliburton Company
Common
406216101
608
12200
Sole


Hewlett-Packard Co
Common
428236103
795
19400
Sole


Home Depot Inc.
Common
437076102
259
7000
Sole


Hudson City Bancorp Inc
Common
443683107
174
18000
Sole


IBM Corp
Common
459200101
1973
12100
Sole


Intel Corporation
Common
458140100
1273
63099
Sole


Invesco Van Kampen Bd Fd
Common
46132L107
644
35453
Sole


Invesco VK Tr Insured Muni
Common
46131L108
130
10900
Sole


Johnson & Johnson
Common
478160104
1185
20000
Sole


JPMorgan Chase & Co
Common
46625H100
2090
45332
Sole


Kraft Foods Inc
Common
50075N104
217
6932
Sole


Liberty All Star Equity Fd
Common
530158104
227
43124
Sole


Lockheed Martin Corp.
Common
539830109
442
5500
Sole


MacQuarie Glob Infr TR Fd
Common
55608D101
429
23532
Sole


Marathon Oil Corp
Common
565849106
613
11500
Sole


Marsh & McLennan Cos
Common
571748102
417
14000
Sole


McDonald's Corp.
Common
580135101
1020
13400
Sole


McKesson Corp
Common
58155Q103
340
4300
Sole


Medtronic Inc.
Common
585055106
413
10500
Sole


Merck & Co. Inc.
Common
58933Y105
586
17767
Sole


MetLife, Inc.
Common
59156R108
322
7200
Sole


MFS Charter Inco Tr
Shrs Ben Int
552727109
274
30000
Sole


MFS Govt Mkt Inco Tr
Shrs Ben Int
552939100
610
95377
Sole


MFS Intermediate Incme Tr
Shrs Ben Int
55273C107
495
80840
Sole


Microsoft Corporation
Common
594918104
1907
75200
Sole


Morgan Stanley
Common
617446448
260
9500
Sole


New Ireland Fund Inc
Common
645673104
198
25920
Sole


News Corp Cl A
Common, Cl A
65248E104
176
10000
Sole


NextEra Energy, Inc.
Common
65339F101
276
5000
Sole


Nike Inc cl B
Common, Cl B
654106103
500
6600
Sole


Nuv Ins Qlty Mun Fd
Common
67062N103
227
18065
Sole


Nuv Ins Tax Free
Common
670657105
303
23000
Sole


Nuv Sel Maturities Mun Fd
Common
67061T101
173
17700
Sole


Nuv Sel Tax-Free Inc 3
Common
67063X100
471
36155
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
267
21000
Sole


Nuveen Multi-Currency Short
Common
67090N109
1825
130828
Sole


Nuveen Tax Adv Flt Rte Fd
Common
6706EV102
27
11641
Sole


Occidental Petroleum Corp
Common
674599105
784
7500
Sole


Oracle Corporation
Common
68389X105
1597
47872
Sole


PepsiCo, Inc.
Common
713448108
554
8600
Sole


Philip Morris Intl
Common
718172109
492
7500
Sole


PNC Financial Services
Common
693475105
542
8600
Sole


Praxair, Inc.
Common
74005P104
660
6500
Sole


Procter & Gamble Co.
Common
742718109
1756
28502
Sole


Prudential Financial Inc
Common
744320102
339
5500
Sole


Putnam Master Intrmt Incm Trst
Shrs Ben Int
746909100
119
20163
Sole


Qualcomm Inc.
Common
747525103
548
10000
Sole


Reaves Utility Income Fund
Common
756158101
354
15436
Sole


Royce Focus Trust
Shrs Ben Int
78080N108
363
43514
Sole


Royce Micro Cap Tr
Shrs Ben Int
780915104
511
49930
Sole


Schlumberger Ltd.
Common
806857108
839
9000
Sole


Southern Company
Common
842587107
454
11900
Sole


State Street Corp
Common
857477103
225
5000
Sole


SunAmerica Foc. Alpha Gr Fd
Common
867037103
480
24000
Sole


SunAmerica LargeCap Fd
Common
867038101
1017
56002
Sole


Sysco Corporation
Common
871829107
285
10300
Sole


Target Corporation
Common
87612E106
515
10300
Sole


Texas Instruments, Inc.
Common
882508104
325
9400
Sole


The Ibero-America Fund, Inc.
Common
45082X103
165
23623
Sole


The Travelers Companies
Common
89417E109
748
12568
Sole


Time Warner Inc
Common
887317303
520
14566
Sole


TJX Companies Inc.
Common
872540109
472
9500
Sole


Tri-Continental Corp.
Common
895436103
333
22800
Sole


U.S. Bancorp
Common
902973304
354
13401
Sole


Union Pacific Corp.
Common
907818108
836
8500
Sole


United Parcel Service Inc.
Common
911312106
453
6100
Sole


United Technologies Corp
Common
913017109
813
9608
Sole


UnitedHealth Group, Inc.
Common
91324P102
610
13500
Sole


Verizon Communications, Inc.
Common
92343V104
462
12000
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
347
7450
Sole


W. Asset Muni. High Income Fnd
Common
95766N103
150
20707
Sole


Wal-Mart Stores, Inc.
Common
931142103
1202
23100
Sole


Walt Disney Company
Common
254687106
655
15200
Sole


Waste Management Inc.
Common
94106L109
254
6800
Sole


WellPoint, Inc.
Common
94973V107
314
4500
Sole


Wells Fargo & Co
Common
949746101
1281
40400
Sole


Wells Fargo Adv Multi-Sctr Inc
Common
94987D101
176
11664
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
1163
98118
Sole


Western Asset Income Fund
Common
95766T100
236
18100
Sole


Western Asset Invst Gr Df Opp
Common
95790A101
328
16501
Sole


Yum! Brands, Inc.
Common
988498101
591
11500
Sole


Zweig Total Return
Common
989837109
895
257933
Sole